Exhibit 1

GS Mortgage Securities Corporation Trust 2021-ROSS

Commercial Mortgage Pass-Through Certificates, Series 2021-ROSS

Report To:

GS Mortgage Securities Corporation II

GS Commercial Real Estate LLC

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

30 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II GS Commercial Real Estate LLC Goldman Sachs Bank USA Goldman Sachs & Co. LLC Goldman Sachs Mortgage Company 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2021-ROSS (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-ROSS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, GS Mortgage Securities Corporation II (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 April 2021

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note evidencing a two-year (subject to three consecutive one-year extension options) floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by the borrowers’ fee simple interests in a portfolio of three class A and four class B office buildings in the Rosslyn submarket of Arlington County, Virginia (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”).

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 12 May 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loan (the “Fully Extended Amortization Term”),
e.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”) and
f.	Use the “Mezzanine Debt Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Debt Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mezzanine Loan as of the ”Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mezzanine Debt Original Balance ($),
c.	Mortgage Loan Cut-off Date Balance ($),
d.	Mezzanine Debt Cut-off Date Balance ($),
e.	Mortgage Loan Balloon Balance ($),
f.	Mezzanine Debt Maturity Balance ($),
g.	Margin and
h.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.          Total Loan Original Balance ($),

ii.	Total Loan Cut-off Date Balance ($),
iii.	Total Loan Maturity Balance ($) and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Allocated Mortgage Loan Amount ($) and
b.	Allocated Mezzanine Loan Amount ($),

as shown on the Final Data File, we recalculated the “Allocated Total Loan Amount ($)” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Margin,
b.	Total Debt Margin,
c.	LIBOR Floor and
d.	LIBOR Rounding Methodology,

as shown on the Final Data File, and a LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%) and
ii.	Total Loan Interest Rate

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin and
b.	LIBOR Strike Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

12.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at LIBOR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at LIBOR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and

iii.         365/360 and

b.	12.

Attachment A Page 6 of 8

13.	Using the:
a.	Mezzanine Debt Original Balance ($),
b.	Mezzanine Margin and
c.	Interest Accrual Method,

as shown on the Final Data File, a LIBOR assumption of 0.15000% provided by the Depositor and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Mezzanine Annual Payment ($)” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Annual Payment ($)” of the Mezzanine Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mezzanine Debt Original Balance ($),” as shown on the Final Data File,
ii.	The sum of:
(a)	The “Mezzanine Margin,” as shown on the Final Data File, and
(b)	0.15000% and

iii.         365/360 and

b.	12.

14.	Using the:
a.	Mortgage Loan Annual Debt Service ($) and
b.	Mezzanine Annual Payment ($),

as shown on the Final Data File, we recalculated the “Total Loan Annual Payment ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 8

15.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at LIBOR Cap ($),
c.	Mortgage Loan Cut-off Date Balance ($),
d.	Mortgage Loan Balloon Balance ($),
e.	Allocated Mortgage Loan Amount ($),
f.	Underwritten Net Operating Income ($),
g.	Underwritten Net Cash Flow ($),
h.	Appraised Value ($) and
i.	SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at LIBOR cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%),
viii.	% of Initial Pool Balance and
ix.	Loan Per SF ($)

of the Mortgage Loan and, with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

16.	Using the:
a.	Total Loan Annual Payment ($),
b.	Total Loan Cut-off Date Balance ($),
c.	Total Loan Maturity Balance ($),
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($),
f.	Appraised Value ($) and
g.	SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan NOI DSCR,
ii.	Total Loan NCF DSCR,
iii.	Total Debt Loan NOI Debt Yield,
iv.	Total Debt Loan NCF Debt Yield,
v.	Total Loan LTV and
vi.	Total Loan Maturity Date LTV

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	27 April 2021

Mezzanine Loan Agreement (see Note 1)	27 April 2021

Allocated Mortgage and Mezzanine Loan Amount Schedule (Rosslyn Portfolio – ALAs 4.19.xlsx)	28 April 2021

Mortgage Loan Guaranty Agreement (see Note 1)	27 April 2021

Mezzanine Loan Guaranty Agreement (see Note 1)	27 April 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	26 March 2021

Engineering Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Management Agreements	15 May 2007

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
SF	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report or Portfolio Appraisal Report
As-Stabilized Appraised Value ($) (see Note 2)	Appraisal Report
As-Stabilized Appraisal Date (see Note 2)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 6

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Single Tenant (Y/N) (see Note 4)	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

2018 EGI Date	Underwriter’s Summary Report
2018 EGI ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
2019 EGI Date	Underwriter’s Summary Report
2019 EGI ($)	Underwriter’s Summary Report
2019 Expenses ($)	Underwriter’s Summary Report
2019 NOI ($)	Underwriter’s Summary Report
2019 NCF ($)	Underwriter’s Summary Report
Most Recent Date (if past 2019)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2019) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2019) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2019) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2019) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Allocated Mortgage Loan Amount ($)	Allocated Mortgage and Mezzanine Loan Amount Schedule
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Original Balance ($)	Mezzanine Loan Agreement
Allocated Mezzanine Loan Amount ($)	Allocated Mortgage and Mezzanine Loan Amount Schedule
Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Y/N) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (#/Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 7)	Mortgage Loan Agreement
First Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period – Late Fee (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period – Default (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Index (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Float Rate Change Frequency (Mos) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Strike Cap (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Begin Date (see Note 8)	Mortgage Loan Agreement
Prepayment End Date (see Note 9)	Mortgage Loan Agreement
Open Period Begin Date (see Note 10)	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Earthquake Insurance Required (Y/N)	Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Mortgage Loan Agreement
Condominium Present?	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Carve-out Guarantor	Mortgage Loan Guaranty Agreement
Recourse	Mortgage Loan Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Tenant In Common (Y/N)	Mortgage Loan Agreement
Letter of Credit?	Mortgage Loan Agreement
Lockbox (see Note 11)	Mortgage Loan Agreement
Cash Management (see Note 12)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
DSCR at Trigger Level	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan, the Depositor instructed us to use the “$1,170,000,000” “as is” appraised value and “2/24/2021” appraisal date, respectively, both as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and appraisal date for each Property, respectively, both as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the $1,170,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Mortgage Loan.

For the purpose of comparing the “As-Stabilized Appraised Value ($)” for the Mortgage Loan, the Depositor instructed us to use the sum of the “As-Stabilized Appraised Value ($)” for each Property, as shown on the Preliminary Data File, and for any Property with the “As-Stabilized Appraised Value ($)” characteristic as “NAP,” to use the “Appraised Value ($),” as shown on the PDF.

For the purpose of comparing the “As-Stabilized Appraisal Date” for the Mortgage Loan, the Depositor instructed us to use “Various.”

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Single Tenant (Y/N)” characteristic for the Property identified on the Preliminary Data File as “1701 North Fort Myer Drive,” the Depositor instructed us to use “Yes.”

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

7.	For the purpose of comparing the indicated characteristic, the Depositor instructed us to use the Mortgage Loan value, as shown in the mortgage loan agreement Source Document, as the corresponding value for the Mezzanine Loan.

8.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

9.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

12.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Property Name
Loan / Property Flag
Occupancy Date
Number of Properties
PML or SEL (%)
Seismic Report Date
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Origination Date
First Due Date
Last IO Due Date
Maturity Date
Fully Extended Maturity Date
Margin
Mezzanine Margin
Letter of Credit Balance ($)
Letter of Credit Description
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Lockout Period
Lockout Expiration Date
Administrative Fee Rate (%)
LIBOR Cap After Extension
LIBOR Cap Expiration
LIBOR Cap Counterparty
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)
Loan Purpose
First P&I Due Date
Sponsor
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Prior Securitizations
Due on Sale
Due on Encumbrance

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Ongoing Replacement Reserve ($)
Ongoing TI/LC Reserve ($)
Replacement Reserve Caps ($)
TI/LC Caps ($)
Ongoing Environmental Reserve ($)
Ongoing Deferred Maintenance Reserve ($)
Ongoing Debt Service Reserve ($)
Ongoing RE Tax Reserve ($)
Ongoing Insurance Reserve ($)
Ongoing Other Reserve ($)
Other Reserve Description
Upfront Replacement Reserve ($)
Upfront TI/LC Reserve ($)
Upfront Environmental Reserve ($)
Upfront Deferred Maintenance Reserve ($)
Upfront Debt Service Reserve ($)
Upfront RE Tax Reserve ($)
Upfront Insurance Reserve ($)
Upfront Other Reserve ($)
Blanket Insurance Policy (Y/N)
Ownership Interest
Lien Position
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.